Income taxes - Summary of Reconciliation of Income Tax Benefit / (Expense) And The Accounting Loss (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (45,277,904)	€ (29,660,450)	€ (91,316,060)	€ (57,394,089)
Income tax at statutory income tax rate in the Netherlands (2024, 2023 and 2022: 25.8%)	11,681,699	7,652,396	23,559,543	14,807,675
Effect of tax rates in other countries	(6,368,484)	(4,260,352)	(12,922,011)	(8,412,880)
Deferred tax assets recognition effects	(5,236,870)	(3,224,214)	(10,536,949)	(6,007,203)
Nondeductible expenses	(186,549)	(238,743)	(515,860)	(573,609)
Transfer Pricing adjustment	(43,987)	0	(43,987)	0
Prior period adjustments	(48,591)	290	(46,185)	(169,723)
Income tax expense	€ 202,782	€ 70,623	€ 505,449	€ 355,740